Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 64,194	$ 79,301	$ 60,999
Net income/(loss) from equity accounted investments	164	291	188
Total revenues and other income	64,357	79,593	61,187
Total operating expenses	(55,058)	(59,456)	(47,416)
Net operating income/(loss)	9,299	20,137	13,771
Net financial items	(7)	(1,263)	(351)
Income / (loss) before tax	9,292	18,874	13,420
Income tax	(7,441)	(11,335)	(8,822)
Net income/(loss)	1,851	7,538	4,598
Other comprehensive income/(loss)	323	(1,681)	1,741
Total comprehensive income/(loss)	2,174	5,857	6,339
Equinor ASA [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	42,786	51,567	39,750
Net income/(loss) from equity accounted investments	538	7,832	5,051
Total revenues and other income	43,324	59,399	44,801
Total operating expenses	(42,014)	(51,596)	(39,570)
Net operating income/(loss)	1,309	7,803	5,232
Net financial items	545	(1,300)	311
Income / (loss) before tax	1,855	6,503	5,543
Income tax	(156)	219	(230)
Net income/(loss)	1,699	6,722	5,314
Other comprehensive income/(loss)	467	(867)	1,017
Total comprehensive income/(loss)	2,166	5,855	6,330
Equinor Energy AS [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	20,694	25,365	20,579
Net income/(loss) from equity accounted investments	(2,941)	1,065	(401)
Total revenues and other income	17,753	26,430	20,178
Total operating expenses	(10,780)	(10,138)	(9,217)
Net operating income/(loss)	6,973	16,292	10,961
Net financial items	(318)	(274)	(378)
Income / (loss) before tax	6,654	16,018	10,583
Income tax	(6,822)	(10,719)	(8,094)
Net income/(loss)	(168)	5,299	2,489
Other comprehensive income/(loss)	(15)	(334)	355
Total comprehensive income/(loss)	(183)	4,965	2,843
Non-guarantor subsidiaries [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	25,054	29,374	22,204
Net income/(loss) from equity accounted investments	144	262	33
Total revenues and other income	25,198	29,636	22,237
Total operating expenses	(26,003)	(24,862)	(20,022)
Net operating income/(loss)	(805)	4,774	2,216
Net financial items	(381)	(505)	439
Income / (loss) before tax	(1,186)	4,269	2,655
Income tax	(532)	(786)	(539)
Net income/(loss)	(1,718)	3,483	2,116
Other comprehensive income/(loss)	165	(620)	878
Total comprehensive income/(loss)	(1,553)	2,863	2,995
Consodolidation Adjustments [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	(24,340)	(27,004)	(21,535)
Net income/(loss) from equity accounted investments	2,423	(8,868)	(4,495)
Total revenues and other income	(21,918)	(35,872)	(26,029)
Total operating expenses	23,739	27,140	21,392
Net operating income/(loss)	1,822	(8,732)	(4,637)
Net financial items	147	817	(724)
Income / (loss) before tax	1,969	(7,916)	(5,361)
Income tax	70	(49)	40
Net income/(loss)	2,038	(7,965)	(5,321)
Other comprehensive income/(loss)	(294)	140	(509)
Total comprehensive income/(loss)	$ 1,744	$ (7,825)	$ (5,830)